FAIR VALUE ELECTIONS - Certain Structured and Non-Structured Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 24,300	$ 22,800
Long-term debt
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value, long-term	(128)	1,569
Long-term debt | Carrying amount
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	26,254	25,293
Short-term borrowings
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value, short-term	(61)	130
Short-term borrowings | Carrying amount
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	2,700	1,207
Interest Rate Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	10,600	9,600
Foreign Exchange Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	200	300
Equity Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	12,300	9,900
Commodity Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	300	1,400
Credit Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 900	$ 1,600